Document and Entity Information	Aug. 03, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2020
Entity Registrant Name	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.
Entity Central Index Key	0000746515
Entity Emerging Growth Company	false
Entity File Number	000-13468
Entity Incorporation, State or Country Code	WA
Entity Tax Identification Number	91-1069248
Entity Address, Address Line One	1015 Third Avenue
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104
City Area Code	206
Local Phone Number	674-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Current Fiscal Year End Date	--12-31
Title of each class	Common Stock, par value $0.01 per share
Trading Symbol	EXPD
Name of each exchange on which registered	NASDAQ